February 4, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FMI Mutual Funds, Inc. File Nos. 033-06836 and 811-04722 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of FMI Mutual Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 31 to the Company’s Registration Statement on Form N-1A filed by the Company on January 30, 2009, which became effective that same day. This is the most recent amendment to such Registration Statement.

        2.     The text of Post-Effective Amendment No. 31 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 2009.

Very truly yours
FMI MUTUAL FUNDS, INC.
By: /s/ Kathleen M. Lauters
Kathleen M. Lauters
Chief Compliance Officer